[Lincoln letterhead]

May 2, 2001

VIA EDGAR TRANSMISION

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

RE:	Lincoln National Variable Annuity Account C Registration No. 333-50817

Commissioners:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 19, 2001.

If there are any questions regarding this filing, please contact me at (219) 455-4929.

Sincerely,

/s/ Catherine M. Currie

Catherine M. Currie
Securities Funds Specialist
Lincoln Life